Other net income / (loss) (Tables)	12 Months Ended
Jun. 30, 2021
Other net income / (loss)
Schedule of Other net income (loss)

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net foreign exchange gain / (loss)	12,611	14,193	(114,177)
Losses on disposal of property, plants and equipment and intangible assets	(1,611)	(2,526)	(2,317)
Investment income from other investments	1,348	26,387	66,837
Scrap income	8,885	8,330	11,242
Net change in fair value of other investments	1,465	(1,465)	2,968
Others	1,725	1,078	(4,960)
	24,423	45,997	(40,407)